                            LETTER TO STOCKHOLDERS
--------------------------------------------------------------------------------


We submit herewith the financial statements of the Corporation for the nine months ended September 30, 2002. In addition, there is a schedule of investments provided along with other financial information.

Net assets of the Corporation at September 30, 2002 were $20.55 per share on 21,075,063 shares outstanding, compared with $24.90 per share at December 31, 2001 on 21,147,563 shares outstanding. On March 1, 2002, a distribution of $0.13 per share was paid consisting of $0.08 from 2001 long-term capital gain, $0.01 from 2001 short-term capital gain, $0.03 from 2001 investment income and $0.01 from 2002 investment income, all taxable in 2002. Investment income dividends of $0.13 per share were paid on June 1, 2002 and September 1, 2002.

Net investment income for the nine months ended September 30, 2002 amounted to $7,261,163, compared with $8,212,484 for the same period in 2001. These earnings are equal to $0.34 and $0.40 per share, respectively, on the average number of shares outstanding during each period.

Net capital gain realized on investments for the nine months ended September 30, 2002 amounted to $11,364,173, the equivalent of $0.54 per share.

Current and potential shareholders can find information about the Corporation, including the daily net asset value (NAV) per share, the market price, and the discount/premium to the NAV, at its site on the Internet. The address for the site is www.peteres.com. Also available at the website are a brief history of the Corporation, historical financial information, and more general industry material. Further information regarding shareholder services is located on page 12 of this report.

The Corporation is an internally-managed equity fund emphasizing petroleum and other natural resource investments. The investment policy of the fund is based on the primary objectives of preservation of capital, the attainment of reasonable income from investments and, in addition, an opportunity for capital appreciation.

By order of the Board of Directors,

/s/ DOUGLAS G. OBER
Douglas G. Ober,
Chairman and
Chief Executive Officer

/s/ Richard F. Koloski
Richard F. Koloski,
President

October 18, 2002

                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                              September 30, 2002
                                  (unaudited)

Assets
Investments* at value:
 Common stocks and convertible securities
   (cost $280,393,488)                                                     $378,970,009
 Short-term investments (cost $52,626,275)                                   52,612,730 $431,582,739
--------------------------------------------------------------------
Cash                                                                                          52,254
Securities lending collateral                                                             68,394,850
Receivables:
 Investment securities sold                                                                  616,181
 Dividends and interest                                                                      518,352
Prepaid expenses and other assets                                                          1,884,792
----------------------------------------------------------------------------------------------------
    Total Assets                                                                         503,049,168
----------------------------------------------------------------------------------------------------
Liabilities
Open written option contracts at value (proceeds $192,399)                                   248,750
Obligations to return securities lending collateral                                       68,394,850
Accrued expenses                                                                           1,262,823
----------------------------------------------------------------------------------------------------
    Total Liabilities                                                                     69,906,423
----------------------------------------------------------------------------------------------------
    Net Assets                                                                          $433,142,745
----------------------------------------------------------------------------------------------------
Net Assets
Common Stock at par value $1.00 per share, authorized 50,000,000 shares;
  issued and outstanding 21,075,063 shares                                              $ 21,075,063
Additional capital surplus                                                               300,035,000
Undistributed net investment income                                                        2,188,068
Undistributed net realized gain on investments                                            11,337,989
Unrealized appreciation on investments                                                    98,506,625
----------------------------------------------------------------------------------------------------
    Net Assets Applicable to Common Stock                                               $433,142,745
----------------------------------------------------------------------------------------------------
    Net Asset Value Per Share of Common Stock                                                 $20.55
----------------------------------------------------------------------------------------------------

* See Schedule of Investments on pages 8 and 9.

The accompanying notes are an integral part of the financial statements.

                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                     Nine Months Ended September 30, 2002
                                  (unaudited)

Investment Income
 Income:
   Dividends                                                             $   8,164,309
   Interest and other income                                                   729,932
---------------------------------------------------------------------------------------
      Total income                                                           8,894,241
---------------------------------------------------------------------------------------
 Expenses:
   Investment research                                                         508,585
   Administration and operations                                               347,316
   Directors' fees                                                             152,250
   Reports and stockholder communications                                      166,391
   Transfer agent, registrar and custodian expenses                            137,324
   Auditing and accounting services                                             56,511
   Legal services                                                               37,779
   Occupancy and other office expenses                                         103,237
   Travel, telephone and postage                                                62,064
   Other                                                                        61,621
---------------------------------------------------------------------------------------
      Total expenses                                                         1,633,078
---------------------------------------------------------------------------------------
      Net Investment Income                                                  7,261,163
---------------------------------------------------------------------------------------
Realized Gain and Change in Unrealized Appreciation on Investments
 Net realized gain on security transactions                                 11,364,173
 Change in unrealized appreciation on investments                         (102,291,452)
---------------------------------------------------------------------------------------
      Net Loss on Investments                                              (90,927,279)
---------------------------------------------------------------------------------------
Change in Net Assets Resulting from Operations                           $ (83,666,116)
---------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Nine Months Ended     Year Ended
                                                         September 30, 2002 December 31, 2001
                                                         ------------------ -----------------
                                                            (unaudited)
From Operations:
 Net investment income                                     $   7,261,163      $  10,098,102
 Net realized gain on investments                             11,364,173         22,308,303
 Change in unrealized appreciation on investments           (102,291,452)      (164,346,055)
---------------------------------------------------------------------------------------------
   Change in net assets resulting from operations            (83,666,116)      (131,939,650)
---------------------------------------------------------------------------------------------
Dividends to Stockholders from:
 Net investment income                                        (6,337,113)        (8,877,046)
 Net realized gain from investment transactions               (1,903,279)       (22,032,850)
---------------------------------------------------------------------------------------------
   Decrease in net assets from distributions                  (8,240,392)       (30,909,896)
---------------------------------------------------------------------------------------------
From Capital Share Transactions:
 Value of shares issued in payment of distributions              --              13,159,002
 Cost of shares purchased (Note 4)                            (1,442,545)       (11,990,525)
---------------------------------------------------------------------------------------------
   Change in net assets from capital share transactions       (1,442,545)         1,168,477
---------------------------------------------------------------------------------------------
   Total Decrease in Net Assets                              (93,349,053)      (161,681,069)
Net Assets:
 Beginning of period                                         526,491,798        688,172,867
---------------------------------------------------------------------------------------------
 End of period (including undistributed net investment
   income of $2,188,068 and $1,264,018, respectively)      $ 433,142,745      $ 526,491,798
---------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                   NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES

Petroleum & Resources Corporation (the Corporation) is registered under the Investment Company Act of 1940 as a non-diversified investment company. The Corporation's investment objectives as well as the nature and risk of its investment transactions are set forth in the Corporation's registration statement.

Security Valuation--Investments in securities traded on national security exchanges are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost. Purchased and written options are valued at the last quoted asked price.

Security Transactions and Investment Income--Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

2.  FEDERAL INCOME TAXES

The Corporation's policy is to distribute all of its taxable income to its shareholders in compliance with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. For federal income tax purposes, the identified cost of securities, including options, at September 30, 2002 was $333,238,690, and net unrealized appreciation aggregated $98,536,448, of which the related gross unrealized appreciation and depreciation were $143,099,984 and $44,563,536, respectively.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, annual reclassifications are made within the Corporation's capital accounts to reflect income and gains available for distribution under income tax regulations.

3.  INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than options and short-term investments, during the nine months ended September 30, 2002 were $35,584,450 and $31,192,124, respectively. Options may be written or purchased by the Corporation. The Corporation, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing options is limited to the premium originally paid. Option transactions comprised an insignificant portion of operations during the period ended September 30, 2002. All investment decisions are made by a committee, and no one person is primarily responsible for making recommendations to that committee.

4.  CAPITAL STOCK

The Corporation has 5,000,000 unissued preferred shares without par value.

On December 27, 2001, the Corporation issued 579,054 shares of its Common Stock at a price of $22.725 per share (the average market price on December 10, 2001) to stockholders of record November 19, 2001 who elected to take stock in payment of the distribution from 2001 capital gain and investment income.

The Corporation may purchase shares of its Common Stock from time to time at such prices and amounts as the Board of Directors may deem advisable. Transactions in Common Stock for 2002 and 2001 were as follows:

                                Shares                     Amount
                      -------------------------  --------------------------
                       Nine months                Nine months
                          ended      Year ended      ended      Year ended
                      September 30, December 31, September 30, December 31,
                          2002          2001         2002          2001
                      ------------- ------------ ------------- ------------
   Shares issued in
    payment of
    dividends               --         579,054    $   --       $ 13,159,002
   -------------------------------------------------------------------------
     Total increase         --         579,054    $   --       $ 13,159,002
   -------------------------------------------------------------------------
   Shares purchased
    (at a weighted
    average discount
    from net asset
    value of 9.0%
    and 16.6%,
    respectively)        (72,500)     (429,150)    (1,442,545)  (11,990,525)
   -------------------------------------------------------------------------
     Total decrease      (72,500)     (429,150)   $(1,442,545) $(11,990,525)
   -------------------------------------------------------------------------
   Net change            (72,500)      149,904    $(1,442,545) $  1,168,477
   -------------------------------------------------------------------------

The cost of the 115,332 shares and 42,832 shares of Common Stock held by the Corporation on September 30, 2002 and December 31, 2001, respectively, amounted to $2,503,711 and $1,061,166 on each respective date.

--------------------------------------------------------------------------------


The Corporation has an employee incentive stock option and stock appreciation rights plan which provides for the issuance of options and stock appreciation rights for the purchase of up to 895,522 shares of the Corporation's Common Stock at 100% of the fair market value at date of grant. Options are exercisable beginning not less than one year after the date of grant and extend and vest over ten years from the date of grant. Stock appreciation rights are exercisable beginning not less than two years after the date of grant and extend over the period during which the option is exercisable. The stock appreciation rights allow the holders to surrender their rights to exercise their options and receive cash or shares in an amount equal to the difference between the option price and the fair market value of the common stock at the date of surrender.

Under the plan, the exercise price of the options and related stock appreciation rights is reduced by the per share amount of capital gain paid by the Corporation during subsequent years. At the beginning of 2002, there were 148,997 options outstanding at a weighted average exercise price of $17.1543 per share. During the nine months ended September 30, 2002, the Corporation granted options including stock appreciation rights for 23,769 shares of common stock with an exercise price of $23.1350. During the period stock appreciation rights relating to 20,754 stock option shares were exercised at a weighted average market price of $22.4884 per share and the stock options relating to these rights, which had a weighted average exercise price of $12.2539, were cancelled. At September 30, 2002, there were outstanding exercisable options to purchase 27,808 common shares at $9.7117-$25.9338 per share (weighted average price of $17.4661) and unexercisable options to purchase 124,204 common shares at $9.7117-$25.9338 per share (weighted average price of $18.9227). The weighted average remaining contractual life of outstanding exercisable and unexercisable options was 5.1666 years and 6.2514 years, respectively. The total compensation expense for stock options and stock appreciation rights recognized for the nine months ended September 30, 2002 was $(207,854). At September 30, 2002, there were 274,929 shares available for future option grants.

5.  RETIREMENT PLANS

The Corporation provides retirement benefits for its employees under a non-contributory qualified defined benefit pension plan. The benefits are based on years of service and compensation during the last five years of employment. The Corporation's current funding policy is to contribute annually to the plan only those amounts that can be deducted for federal income tax purposes. As of September 30, 2002, the plan assets, consisting primarily of investments in individual stocks, bonds and mutual funds were $4,405,413. In determining the actuarial present value of the projected benefit obligation, the interest rate used for the weighted average discount rate was 7.25%, the expected rate of annual salary increases was 7.0%, and the long-term expected rate of return on plan assets was 8.0%. The projected benefit obligation as of September 30, 2002 was $3,620,318. Prepaid pension cost included in other assets at September 30, 2002 was $1,578,006.

In addition, the Corporation has a nonqualified benefit plan which provides employees with defined retirement benefits to supplement the qualified plan. The Corporation does not provide postretirement medical benefits.

6.  EXPENSES

The cumulative amount of accrued expenses at September 30, 2002 for employees and former employees of the Corporation was $1,019,980. Aggregate remuneration paid or accrued during the nine months ended September 30, 2002 to officers and directors amounted to $418,637, which includes a credit of $207,854 for stock options and stock appreciation rights.

7.  PORTFOLIO SECURITIES LOANED

The Corporation makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit. The Corporation accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Corporation also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Corporation. At September 30, 2002, the Corporation had outstanding loans of $65,558,569 and held collateral of $68,394,850.

                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                            ---------------------
                                             Nine Months Ended
                                            --------------------
                                                                            Year Ended December 31
                                                (unaudited)      --------------------------------------------


                                            Sept. 30,  Sept. 30,
                                              2002       2001      2001     2000     1999     1998     1997
                                            ---------  --------- -------- -------- -------- -------- --------
Per Share Operating Performance*
Net asset value, beginning of period           $24.90    $32.69    $32.69   $26.32   $22.87   $27.64   $24.73
-------------------------------------------------------------------------------------------------------------
Net investment income                            0.34      0.40      0.49     0.37     0.48     0.55     0.51
Net realized gains and change in unrealized
 appreciation (depreciation) and other
 changes                                       (4.30)    (7.93)    (6.84)     7.46     4.51   (3.79)     3.95
-------------------------------------------------------------------------------------------------------------
Total from investment operations               (3.96)    (7.53)    (6.35)     7.83     4.99   (3.24)     4.46
-------------------------------------------------------------------------------------------------------------
Capital share repurchases                       --         0.06      0.06     0.28     0.01       --       --
-------------------------------------------------------------------------------------------------------------
Less distributions
Dividends from net investment income           (0.30)    (0.31)    (0.43)   (0.39)   (0.48)   (0.52)   (0.51)
Distributions from net realized gains          (0.09)    (0.08)    (1.07)   (1.35)   (1.07)   (1.01)   (1.04)
-------------------------------------------------------------------------------------------------------------
Total distributions                            (0.39)    (0.39)    (1.50)   (1.74)   (1.55)   (1.53)   (1.55)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $20.55    $24.83    $24.90   $32.69   $26.32   $22.87   $27.64
-------------------------------------------------------------------------------------------------------------
Per share market price, end of period          $19.05    $22.66    $23.46   $27.31   $21.50   $20.42   $24.33
Total Investment Return
Based on market price                         (17.4)%   (15.9)%    (8.7)%    36.1%    13.3%  (10.0)%    11.7%
Based on net asset value                      (16.1)%   (23.0)%   (19.0)%    33.1%    23.8%  (11.1)%    18.9%
Ratios/Supplemental Data
Net assets, end of period (in 000's)         $433,143  $511,601  $526,492 $688,173 $565,075 $474,821 $556,453
Ratio of expenses to average net assets        0.43%+    0.27%+     0.35%    0.59%    0.43%    0.31%    0.47%
Ratio of net investment income to
 average net assets                            1.91%+    1.74%+     1.67%    1.24%    1.86%    2.13%    1.91%
Portfolio turnover                             9.26%+    7.00%+     6.74%    7.68%   11.89%   12.70%   13.09%
Number of shares outstanding at
 end of period (in 000's)*                     21,075    20,601    21,148   21,054   21,471   20,762   20,134
                                            ---------------------

--------
*Prior years have been adjusted to reflect the 3-for-2 stock split effected in October, 2000.
+Ratios presented on an annualized basis.

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                              September 30, 2002
                                  (unaudited)

                                             Shares       Value (A)
                                            --------- ------------------
       Stocks And Convertible Securities -- 87.5%
         Energy --76.6%
          Internationals --27.1%
           BP plc ADR                         482,000       $ 19,231,800
           ChevronTexaco Corp.                300,000         20,775,000
           Exxon Mobil Corp.                1,160,000         37,004,000
           Royal Dutch Petroleum Co.          670,000         26,913,900
           "Shell" Transport and
            Trading Co., plc ADR              150,000          5,358,000
           TotalFinaElf ADR (B)               125,000          8,231,250
                                                      ------------------
                                                             117,513,950
                                                      ------------------
          Domestics --7.9%
           Amerada Hess Corp.                  80,000          5,430,400
           ConocoPhillips                     140,310          6,487,935
           Kerr McGee Corp.                   177,153          7,695,526
           Murphy Oil Corp. (B)                80,000          6,565,600
           Unocal Capital Trust
            $3.125 Conv. Pfd.                  72,540          3,500,055
           Unocal Corp. (B)                   150,000          4,708,500
                                                      ------------------
                                                              34,388,016
                                                      ------------------
          Producers -- 14.0%
           Anadarko Petroleum Corp. (B)       250,000         11,135,000
           Apache Corp. (B)                   154,000          9,155,300
           Devon Energy Corp. (B)              80,000          3,860,000
           EOG Resources, Inc.                200,000          7,192,000
           Noble Energy                       125,000          4,246,250
           Occidental Petroleum Corp.         175,000          4,966,500
           Ocean Energy, Inc.                 550,000         10,972,500
           Pioneer Natural Resources Co.
            (C)                               235,000          5,698,750
           Stone Energy Corp. (B)(C)          104,300          3,389,750
                                                      ------------------
                                                              60,616,050
                                                      ------------------
          Distributors -- 15.7%
           Atmos Energy Corp. (B)             139,500          2,999,250
           Duke Energy Corp. 8.25% Conv.
            Pfd. due 2004 (B)                 160,000          2,616,000
           Duke Energy Corp. (B)              115,000          2,248,250
           El Paso Corp. (B)                  300,000          2,481,000
           Energen Corp.                      250,000          6,327,500
           Equitable Resources Inc.           361,000         12,472,550
           Keyspan Corp. (B)                  220,000          7,370,000
           Kinder Morgan, Inc. (B)            162,500          5,760,625
           National Fuel Gas Co. (B)          200,000          3,974,000

                                                 Shares   Value (A)
                                                 ------- ------------

               New Jersey Resources Corp.        277,500 $  9,129,750
               Northwestern Corp. (B)            200,000    1,952,000
               Questar Corp.                     268,000    6,121,120
               TECO Energy, Inc. (B)             200,000    3,176,000
               Williams Companies 9.0%
                FELINE PACS due 2005             120,000      864,000
               Williams Companies, Inc.          200,000      452,000
                                                         ------------
                                                           67,944,045
                                                         ------------
              Services --11.9%
               Baker Hughes, Inc.                 90,000    2,612,700
               BJ Services Co. (B)(C)            400,000   10,400,000
               Core Laboratories N.V. (C)        209,400    1,962,078
               GlobalSantaFe Corp. (B)           200,000    4,470,000
               Grant Prideco Inc. (C)            308,000    2,630,320
               Nabors Industries, Ltd. (B)(C)    200,000    6,550,000
               Noble Corp. (C)                   135,000    4,185,000
               Schlumberger Ltd.                 190,000    7,307,400
               Transocean Inc.                   200,000    4,160,000
               Weatherford International,
                Ltd. (B)(C)                      190,000    7,056,600
                                                         ------------
                                                           51,334,098
                                                         ------------
             Basic Industries --10.9%
              Basic Materials & Other --7.6%
               Albemarle Corp.                   160,000    4,046,400
               Arch Coal Inc. (B)                190,000    3,144,500
               Engelhard Corp.                   200,000    4,766,000
               General Electric Co.              350,000    8,627,500
               Philadelphia Suburban Corp.       305,000    6,191,500
               Rohm & Haas Co.                   200,000    6,200,000
                                                         ------------
                                                           32,975,900
                                                         ------------
              Paper and Forest Products --3.3%
               Boise Cascade Corp. 7.5% ACES
                due 2004                          51,000    2,006,850
               Boise Cascade Corp.               205,000    4,674,000
               Meadwestvaco Corp. (B)            150,000    2,881,500
               Temple-Inland Inc. (B)            120,000    4,635,600
                                                         ------------
                                                           14,197,950
                                                         ------------
           Total Stocks And Convertible Securities
              (Cost $280,393,488) (D)                     378,970,009
                                                         ------------

--------------------------------------------------------------------------------

                              September 30, 2002
                                  (unaudited)



                                                Prin. Amt.   Value (A)
                                                ----------- -----------

        Short-Term Investments -- 12.1%
           U.S. Government Obligations -- 2.3%
            U.S. Treasury Bills, 1.55-1.61%,
             due 11/14/02-11/21/02              $10,200,000 $10,178,332
                                                            -----------
           Certificates of Deposit -- 2.3%
            Mercantile-Safe Deposit
             Trust Co., 1.95%,
             due 10/15/02                        10,000,000  10,000,000
                                                            -----------
           Commercial Paper -- 7.5%
            AIG Funding, Inc., 1.74%,
             due 10/22/02                         5,000,000   4,994,925
            ChevronTexaco Corp., 1.72%,
             due 10/24/02                         5,000,000   4,994,506
            Coca-Cola Enterprises, Inc.,
             1.71%, due 10/17/02-10/24/02         3,820,000   3,816,609
            GMAC MINT,
             1.77%, due 11/7/02                   5,000,000   4,990,904
            General Electric Capital Corp.,
             1.74-1.75%,
             due 10/3/02-11/12/02                 5,000,000   4,995,931

                                               Prin. Amt.
                                               or Shares   Value (A)
                                               ---------- ------------


              Toyota Motor Credit Corp.,
               1.72%, due 11/5/02              $4,850,000 $  4,841,890
              Wells Fargo Financial, Inc.,
               1.76%, due 10/8/02              $3,775,000    3,773,708
                                                          ------------
                                                            32,408,473
                                                          ------------
             Purchased Options -- 0.0%
              TECO Energy, Inc., Put,
               November 2002,
               Strike Price $15                    30,500       25,925
                                                          ------------
          Total Short-Term Investments
            (Cost $52,626,275)                              52,612,730
                                                          ------------
          Total Investments -- 99.6%
            (Cost $333,019,763)                            431,582,739
            Cash, receivables and other
             assets, less liabilities -- 0.4%                1,560,006
                                                          ------------
          Net Assets--100.0%                              $433,142,745
                                                          ============

--------------------------------------------------------------------------------
Notes:
(A) See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ.
(B) Some or all of these securities are on loan. See Note 7 to Financial Statements.
(C) Presently non-dividend paying.
(D) The aggregate market value of stocks held in escrow at September 30, 2002 covering open call option contracts written was $1,495,600. In addition, the aggregate market value of securities segregated by the custodian required to collateralize open put option contracts written was $2,950,000.

                               -----------------


 This report, including the financial statements herein, is transmitted to the stockholders of Petroleum & Resources Corporation for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Corporation or of any securities mentioned in this report. The rates of return will vary and the market value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

                        CHANGES IN PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

               During the Three Months Ended September 30, 2002
                                  (unaudited)


                                                  Shares
                                 -----------------------------------------
                                                                 Held
                                                             September 30,
                                  Additions     Reductions       2002
                                 ---------     ----------    -------------
     Albemarle Corp.............  145,000                        160,000
     Arch Coal Inc..............   15,000                        190,000
     Baker Hughes, Inc..........   90,000                         90,000
     ConocoPhillips.............  140,310/(1)/                   140,310
     Duke Energy Corp...........   15,000                        115,000
     Murphy Oil Corp............   16,500        20,000           80,000
     Noble Corp.................   85,000                        135,000
     Philadelphia Suburban Corp.    5,000                        305,000
     Rohm & Haas Co.............   20,000                        200,000
     Conoco Inc.................                300,000/(1)/      --
     Exxon Mobil Corp...........                 40,000        1,160,000
     Meadwestvaco Corp..........                 60,000          150,000
     Royal Dutch Petroleum Co...                 50,000          670,000
     Schlumberger Ltd...........                 39,400          190,000

--------
/(1) /Received .4677 share of ConocoPhillips for each share of Conoco Inc. held.
                               -----------------

FORWARD-LOOKING STATEMENTS

This report contains "forward-looking statements" within the meaning of the Securities Act of 1933 and the Securities and Exchange Act of 1934. By their nature, all forward-looking statements involve risks and uncertainties, and actual results could differ materially from those contemplated by the forward-looking statements. Several factors that could materially affect the Corporation's actual results are the performance of the portfolio of stocks held by the Corporation, the conditions in the U.S. and international financial, petroleum and other markets, the price at which shares of the Corporation will trade in the public markets, and other factors discussed in the Corporation's periodic filings with the Securities and Exchange Commission.

                        HISTORICAL FINANCIAL STATISTICS
--------------------------------------------------------------------------------

                                                                     Dividends    Distributions
                                                            Net         from          from
                                                           Asset   Net Investment Net Realized
                                 Value of      Shares    Value per     Income         Gains
December 31                     Net Assets  Outstanding*  Share*     per Share*    per Share*
-----------                    ------------ ------------ --------- -------------- -------------
1992.......................... $320,241,282  17,369,255   $18.44        $.51          $ .82
1993..........................  355,836,592  18,010,007    19.76         .55            .87
1994..........................  332,279,398  18,570,450    17.89         .61            .79
1995..........................  401,404,971  19,109,075    21.01         .58            .81
1996..........................  484,588,990  19,598,729    24.73         .55            .88
1997..........................  566,452,549  20,134,181    27.64         .51           1.04
1998..........................  474,821,118  20,762,063    22.87         .52           1.01
1999..........................  565,075,001  21,471,270    26.32         .48           1.07
2000..........................  688,172,867  21,053,644    32.69         .39           1.35
2001..........................  526,491,798  21,147,563    24.90         .43           1.07
September 30, 2002 (unaudited)  433,142,745  21,075,063    20.55         .30            .09

--------
* Prior years have been adjusted to reflect the 3-for-2 stock split effected in October, 2000.
                               -----------------

                                 Common Stock
                     Listed on the New York Stock Exchange
                           and the Pacific Exchange
                       Petroleum & Resources Corporation
            Seven St. Paul Street, Suite 1140, Baltimore, MD 21202
                           Website: www.peteres.com
                          E-mail: contact@peteres.com
                  Telephone: (410) 752-5900 or (800) 638-2479
                      Counsel: Chadbourne & Parke L.L.P.
              Independent Accountants: PricewaterhouseCoopers LLP
              Transfer Agent, Registrar & Custodian of Securities
                             The Bank of New York
                              101 Barclay Street
                              New York, NY 10286
          The Bank's Shareholder Relations Department: (866) 723-8330
                     E-mail: Shareowner-svcs@bankofny.com

                     SHAREHOLDER INFORMATION AND SERVICES
--------------------------------------------------------------------------------

DIVIDEND PAYMENT SCHEDULE

The Corporation presently pays dividends four times a year, as follows: (a) three interim distributions on or about March 1, June 1, and September 1 and
(b) a "year-end" distribution, payable in late December, consisting of the estimated balance of the net investment income for the year and the net realized capital gain earned through October 31. Stockholders may elect to receive the year-end distribution in stock or cash. In connection with this distribution, all stockholders of record are sent a dividend announcement notice and an election card in mid-November.

Stockholders holding shares in "street" or brokerage accounts may make their elections by notifying their brokerage house representative.

BuyDIRECT/SM/*

BuyDIRECT is a direct purchase and sale plan, as well as a dividend reinvestment plan, sponsored and administered by our transfer agent, The Bank of New York. The Plan provides registered stockholders and interested first time investors an affordable alternative for buying, selling, and reinvesting in Petroleum & Resources shares.

The costs to participants in administrative service fees and brokerage commissions for each type of transaction are listed below.

                            Initial Enrollment $7.50

A one-time fee for new accounts who are not currently registered holders.

                  Optional Cash Investments
                   Service Fee            $2.50 per investment
                   Brokerage Commission        $0.05 per share
                  Reinvestment of Dividends**
                   Service Fee          10% of amount invested
                             (maximum of $2.50 per investment)
                   Brokerage Commission        $0.05 per share

            Sale of Shares
             Service Fee                                     $10.00
             Brokerage Commission                   $0.05 per share
            Deposit of Certificates for safekeeping        Included
            Book to Book Transfers                         Included

To transfer shares to another participant or to a new participant

Fees are subject to change at any time.

Minimum and Maximum Cash Investments

              Initial minimum investment (non-holders)    $500.00
              Minimum optional investment
                (existing holders)                         $50.00
              Electronic Funds Transfer (monthly
                minimum)                                   $50.00
              Maximum per transaction                  $25,000.00
              Maximum per year                               NONE

A brochure which further details the benefits and features of BuyDIRECT as well as an enrollment form may be obtained by contacting The Bank of New York.

For Non-Registered Shareholders
For shareholders whose stock is held by a broker in "street" name, The Bank of New York's Automatic Dividend Reinvestment Plan remains available through many registered investment security dealers. If your shares are currently held in a "street" name or brokerage account, please contact your broker for details about how you can participate in the Plan or contact The Bank of New York about the BuyDIRECT Plan.

                               -----------------
The Corporation                    The Transfer Agent
Petroleum & Resources Corp.        The Bank of New York
Lawrence L. Hooper, Jr.,           Shareholder Relations
                                     Dept.-8W
Vice President, Secretary and      P.O. Box 11258
  General Counsel                  Church Street Station
Seven St. Paul Street, Suite 1140  New York, NY 10286
Baltimore, MD 21202                (866) 723-8330
(800) 638-2479
Website:                           Website: http://stock.bankofny.com
www.peteres.com                    E-mail:
E-mail:                            Shareowner-svcs@
contact@peteres.com                bankofny.com

*BuyDIRECT is a service mark of The Bank of New York.
**The year-end dividend and capital gain distribution may be made in newly issued shares of common stock. There would be no fees or commissions in connection with this dividend and capital gain distribution when made in newly issued shares.

                       PETROLEUM & RESOURCES CORPORATION
--------------------------------------------------------------------------------
Board of Directors


Enrique R. Arzac/2,4/      Douglas G. Ober/1/
Daniel E. Emerson/1,3/     Landon Peters/1,3/
Edward J. Kelly, III/1,4/  John J. Roberts/2,4/
Thomas H. Lenagh/3,4/      Susan C. Schwab/1,3/
W.D. MacCallan/2,4/        Robert J.M. Wilson/1,3/
W. Perry Neff/1,2/

1. Member of Executive Committee
2. Member of Audit Committee
3. Member of Compensation Committee
4. Member of Retirement Benefits Committee

Officers

Douglas G. Ober            Chairman and
                            Chief Executive Officer
Richard F. Koloski         President
Joseph M. Truta            Executive Vice President
Nancy J.F. Prue            Vice President--Research
Lawrence L. Hooper, Jr.    Vice President, Secretary
                            and General Counsel
Maureen A. Jones           Vice President and
                            Chief Financial Officer
Christine M. Sloan         Assistant Treasurer
Geraldine H. Pare          Assistant Secretary

                                   --------
                                  Stock Data
                                   --------

Price (9/30/02)           $19.05
Net Asset Value (9/30/02) $20.55
Discount:                   7.3%

New York Stock Exchange and Pacific Exchange ticker symbol: PEO

NASDAQ Mutual Fund Quotation Symbol: XPEOX

Newspaper stock listings are generally under the abbreviation: PetRs

                               ----------------
                             Distributions in 2002
                               ----------------

                         From Investment Income  $0.30
                         From Net Realized Gains  0.09
                                                 -----
                         Total                   $0.39
                                                 =====

                            -----------------------
                          2002 Dividend Payment Dates
                            -----------------------

            March 1, 2002
            June 1, 2002
            September 1, 2002
            December 27, 2002*

        *Anticipated


                                    [GRAPHIC]

           [LOGO] PETROLEUM & RESOURCES CORPORATION(R)
                              THIRD QUARTER REPORT
                              --------------------
                               September 30, 2002